FINANCIAL EXPENSES (INCOME), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest Expense [Abstract]
Interest on long-term bank loans	$ 0	$ 0	$ 84
Interest on bank deposits	(573)	(730)	(169)
Bank charges	54	38	38
Foreign exchange loss (gain), net	1,793	(13)	(375)
Financial expenses, net	$ 1,274	$ (705)	$ (422)